Income tax and social contribution (Details Narrative) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Income tax and social contribution		R$ 535
Recognition inflation adjustment amounts		133
Deferred income tax and social contribution	R$ 156
Recognizing deferred taxes on tax losses		114	R$ 42
Other federal tax		115	R$ 231	R$ 151
Tax loss		R$ 224
Social contribution, percent		25.00%	9.00%
Tax rate effect of expense not deductible in determining taxable profit (tax loss)		30.00%
Credit used amount		R$ 68	R$ 189	R$ 105
IRPJ [Member]
IfrsStatementLineItems [Line Items]
Tax incentives		81
Tax loss		14
CSLL [Member]
IfrsStatementLineItems [Line Items]
Over payment amount		220	R$ 207
Banco Do Nordeste [Member]
IfrsStatementLineItems [Line Items]
Tax incentives		R$ 31